UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21707

PRESIDIO FUND

(Exact name of registrant as specified in charter)

3717 Buchanan Street, Suite 200 San Francisco, CA (Address of Principal Executive Offices)	94123 (Zip Code)

Kevin O’Boyle
Presidio Funds
3717 Buchanan Street, Suite 200
San Francisco, CA 94123
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (415) 441-3034

Date of fiscal year end: April 30

Date of reporting period: January 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Presidio Fund
		Schedule of Investments
		January 31, 2008 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS

Aerospace/Defense
58,200	Argon ST, Inc. *	$ 1,025,484	1.54%

Agriculture
30,100	UAP Holding Corp.	1,154,034	1.73%

Basic Materials
75,200	Central Fund of Canada (Canada)	944,512
11,100	Goldcorp Inc.	413,253
15,100	Newmont Mining Corp.	819,175
		2,176,940	3.26%

Business Services
52,700	Aftermarket Technology Corp. *	1,339,107
22,600	FTI Consulting Inc. *	1,250,006
49,848	IKON Office Solutions Inc.	407,757
82,900	Learning Tree International Inc. *	1,493,029
		4,489,899	6.72%

Capital Goods
66,000	Avid Technology Inc. *	1,710,720
65,500	FARO Technologies Inc. *	1,564,140
57,300	Flow International Corp. *	534,036
116,790	X-Rite Inc.	1,142,113
		4,951,009	7.41%

Consumer Products
80,800	Carters Inc. *	1,487,528
20,000	Liz Claiborne Inc.	437,800
48,300	Helen of Troy Ltd. *	821,100
57,800	Inter Parfums Inc.	983,178
56,700	Newell Rubbermaid Inc.	1,364,202
31,100	The Cooper Companies Inc.	1,224,718
		6,318,526	9.46%

Energy
7,000	Murphy Oil Corp.	513,870
17,200	Occidental Petroleum Corp.	1,166,160
12,200	Whiting Petroleum Corp. *	656,238
44,400	Willbros Group Inc. *	1,477,188
		3,813,456	5.71%

Healthcare Capital Equipment
39,800	Abaxis Inc. *	1,295,490
52,300	Cardiac Science Corp. *	433,567
22,500	Omnicell Inc. *	564,300
54,100	ZOLL Medical Corp. *	1,442,306
		3,735,663	5.59%

Healthcare Products & Services
78,600	Boston Scientific Corp. *	954,990
27,200	Cardinal Health Inc.	1,577,600
38,500	CONMED Corp. *	935,550
74,000	eResearchTechnology Inc. *	719,280
		4,187,420	6.27%

Industrial Products & Services
72,000	Gentex Corp.	1,141,920
59,300	Jabil Circuit Inc.	785,725
33,600	Molex Inc.	807,744
		2,735,389	4.10%

Insurance and Insurance Brokers
21,000	Mercury General Corp.	1,013,040	1.52%

Media
83,700	News Corp. CL A	1,577,745	2.36%

Retail
56,100	Advance Auto Parts Inc.	2,007,258
151,900	Casual Male Retail Group Inc. *	738,234
133,000	Pier 1 Imports Inc. *	905,730
14,600	Jo-Ann Stores Inc. *	185,274
		3,836,496	5.74%

Software
53,300	Callidus Software Inc. *	262,769
181,700	Compuware Corp. *	1,544,450
83,000	Sonic Solutions *	743,680
21,600	SPSS Inc. *	713,880
		3,264,779	4.89%

Technology
200,500	Advanced Analogic Technologies, Inc. *	1,351,370
38,700	Broadcom Corp. *	854,496
81,700	Eagle Test Systems Inc. *	971,413
41,500	Power Integrations Inc. *	1,057,420
79,925	Sun Microsystems, Inc. *	1,398,688
225,000	Synplicity Inc. *	1,165,500
115,700	Volterra Semiconductor Corporation *	1,062,126
		7,861,013	11.77%

Telecommunications Equipment
40,100	EMS Technologies Inc.*	1,101,948
30,400	Motorola Inc.	349,600
21,400	Nortel Networks Corp. (Canada) *	267,286
85,100	Radyne Corp. *	736,115
206,200	TTI Team Telecom International Ltd. (Israel) *	455,702
		2,910,651	4.36%

Telecommunications Services
38,900	Sprint Nextel Corp.	409,617	0.61%

Total for Common Stocks (Cost $54,843,261)		55,461,160	83.04%

EXCHANGE TRADED FUNDS
8,200	Market Vectors Global Agribusiness ETF *	433,288
25,400	streetTRACKS Gold Shares *	2,321,560
Total for Exchange Traded Funds (Cost $1,799,155)		2,754,848	4.12%

GOVERNMENT BILLS
2,000,000	US Treasury Bill, 2.94%, 02/21/2008	1,996,088
2,000,000	US Treasury Bill, 3.17%, 03/27/2008	1,989,906
2,000,000	US Treasury Bill, 3.23%, 05/01/2008	1,988,324
Total for Government Bills (Cost $5,954,888)		5,974,319	8.94%

Cash Equivalents
2,444,620	First American Treasury Obligation Cl Y 3.47%**	2,444,620	3.66%
	(Cost - $2,444,620)

	Total Investments	66,634,947	99.76%
	(Cost - $65,041,924)

	Other Assets in Excess of Liabilities	163,263	0.24%

	Net Assets	$ 66,798,210	100.00%

* Non-Income producing securities.
** Variable rate security; the coupon rate shown represents the rate at January 31, 2008.
The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

PRESIDIO FUND

(Unaudited)

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at January 31, 2008 was $65,041,924. At January 31, 2008, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments was as follows:

     Appreciation                 (Depreciation)               Net Appreciation (Depreciation)

     $7,919,678

     ($6,326,655)                               $1,593,023

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PRESIDIO FUND

By: /s/ Kevin C. O'Boyle

      Kevin C. O'Boyle

      President

Date:         3/26/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Kevin C. O'Boyle

      Kevin C. O'Boyle

      President

Date:         3/26/08

By: /s/ Kevin C. O'Boyle

      Kevin C. O'Boyle

      Chief Financial Officer

Date:         3/26/08